Cover	Jan. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2025
Entity File Number	000-55610
Entity Registrant Name	GREENBACKER RENEWABLE ENERGY CO LLC
Entity Central Index Key	0001563922
Entity Tax Identification Number	80-0872648
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	Suite 1560
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	(646)
Local Phone Number	237-7884
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false